Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents ₪ in Thousands, $ in Thousands	Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 ILS (₪)
Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents [Line Items]
Cash and cash equivalents	₪ 54,036	$ 17,375	₪ 9,421
Cash in NIS [Member]
Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents [Line Items]
Cash and cash equivalents	5,579	1,794	1,150
Cash in USD [Member]
Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents [Line Items]
Cash and cash equivalents	48,457	15,581	8,234
Cash in EURO [Member]
Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents [Line Items]
Cash and cash equivalents			₪ 37